SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2025
Supplemental Disclosure With Respect To Cash Flows [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

18. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Years ended
	December 31,	December 31,
	2025	2024

Net changes in non-cash working capital:
Accounts and other receivables	$(17.2)	$(4.0)
Income tax receivable	(1.2)	3.8
Inventories	(19.9)	(7.9)
Prepaids	1.6	3.9
Accounts payable and accrued liabilities	58.0	(5.1)
Income taxes payable	19.8	1.7
IVA receivable	(25.1)	(0.5)
	$16.0	$(8.1)

Non-cash financing and investing activities:
Reclamation included in mineral properties, plant and equipment	$1.1	$3.6
Fair value of exercised options allocated to share capital	$3.8	$2.0
Fair value of receivables settled with marketable securities	$-	$1.0
Fair value of capital assets acquired under finance leases	$4.0	$-

Other cash disbursements:
Income taxes paid	$22.2	$5.2
Special mining duty paid	$4.0	$2.6